INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 31
Deferred tax provision	0	0	0	0
Parent Company [Member]
Provision for income taxes	0	0	0	0	0	0
Capital Award, Capital Stage, Capital Hero [Member]
Provision for income taxes	0	0	0	0	0	0
Tri Way Industries Limited [Member]
Provision for income taxes	0	0	0	0	0	0
Meiji and Apwam [Member]
Provision for income taxes	0	0	0	0	0	0
Jhst, jhmc, hsa, jfd And Sjap [Member]
Provision for income taxes	0	0	0	0
Hsa [Member]
Provision for income taxes					0	31
Jhst, Jfd, Jhmc and Sjap [Member]
Provision for income taxes					$ 0	$ 0